Acquisitions and Divestitures - Estimated Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
2022 remaining	$ 6,347	$ 4,199
2023	6,202	4,183
2024	5,500	3,918
2025	5,546	3,454
2026		3,404
2027 and beyond		22,857
Total	83,842	42,015	$ 29,652
Acquisitions In 2021
Business Acquisition [Line Items]
2022 remaining	932	6,511
2023	933	6,511
2024	933	6,511
2025	933	6,511
2026		6,511
2027 and beyond		27,473
Total	$ 9,493	$ 60,028